Debt (Details Textual) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended					9 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended		9 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2013	Aug. 31, 2013	Sep. 30, 2013	Feb. 24, 2014	Feb. 19, 2013	Dec. 31, 2012	Jun. 30, 2012	Sep. 30, 2013 Embedded Conversion Options Partial Extinguishment [Member]	Sep. 30, 2013 Embedded Conversion Options Partial Modification [Member]	Sep. 30, 2013 Debt Issuance Costs [Member]	Sep. 30, 2013 Debt Discount [Member]	Sep. 30, 2013 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Sep. 30, 2013 Related Party Guarantor [Member]	Sep. 30, 2013 Related Party Guarantor [Member] Promissory Note [Member]	Dec. 31, 2012 Related Party Guarantor [Member] Promissory Note [Member]	Feb. 19, 2013 Worden [Member]	Dec. 31, 2012 Worden [Member] Subsequent Event [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Sep. 30, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Sep. 30, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria One [Member]	Feb. 28, 2013 Midcap Financial Llc [Member]	Sep. 30, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] Second Tranche [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] Subsequent Event [Member]	Sep. 30, 2013 July Four Percent Convertible Notes [Member]	Dec. 31, 2012 July Four Percent Convertible Notes [Member]	Sep. 30, 2013 November Four Percent Convertible Notes [Member]	Dec. 31, 2012 November Four Percent Convertible Notes [Member]	Sep. 30, 2013 Term Loan [Member]
Notes Issued												$ 2,100,000		$ 2,100,000		$ 2,100,000									$ 2							$ 1,300,000	$ 1,300,000	$ 500,000	$ 500,000
Debt Instrument, Convertible, Terms of Conversion Feature																																The July 4% Convertible Notes (plus accrued interest) convert at the option of the unaffiliated third party, in whole or in part and from time to time, into shares of the Company’s Common stock at a conversion rate equal to (i) the lesser of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company’s Common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share).	The July 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Companys common stock at a conversion rate equal to (i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Companys common stock for the previous 20 trading days prior to conversion (subject to a floor price of $0.25 per share).	The November 4% Convertible Notes mature on May 23, 2016 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company’s Common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company’s common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share).	The November 4% Convertible Notes mature on November 18, 2014 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Companys common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Companys common stock for the previous 20 trading days prior to conversion (subject to a floor price of $0.25 per share).
Debt Instrument Issuance Date1												Apr. 28, 2011	Apr. 28, 2011																			Jul. 15, 2011	Jul. 15, 2011	Nov. 18, 2011	Nov. 18, 2011
Debt Instrument, Interest Rate, Stated Percentage												12.00%	12.00%																			4.00%	4.00%	4.00%	4.00%
Debt Instrument, Maturity Date												Nov. 19, 2016	Apr. 28, 2015																			May 23, 2016	Jul. 15, 2014	Nov. 18, 2014	Nov. 18, 2014
Long-term Debt, Gross																																465,000	600,023
Secured Debt																																1,500,000	1,100,000		900,000
Debt Instrument, Convertible, Conversion Price																																$ 0.31	$ 0.55		$ 0.55
Debt Instrument, Unamortized Discount	1,800,000		1,800,000			1,800,000																											1,000,000
Debt Instrument Date Of First Required Payment1												Sep. 30, 2011	Sep. 30, 2011
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					6,363,638							1,000,000	1,000,000	1,500,000		1,500,000	250,000	250,000		533,334	266,666				266,666			1,079,137		1,079,137
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.50		0.50	1.42					0.50	0.50	0.50		0.50	0.70	0.70		0.70	0.70				0.70			0.70		0.70
Shares To Be Vested In Period One												666,667	666,667		833,333	833,333
Shares To Be Vested In Period Two												83,333	83,333	166,667		166,667
Shares To Be Vested In Period Three												116,667	116,667	233,333		233,333
Shares To Be Vested In Period Four												133,333	133,333	266,667		266,667
Guarantor Obligations, Current Carrying Value														1,400,000		1,400,000					1,400,000
Debt Instrument Convertible Additional Funding																																		1,000,000
Debt Instrument, Description of Variable Rate Basis																												(LIBOR), plus 8.0%		(LIBOR), plus 8.0%
Debt Instrument Description Of Floor Price																												LIBOR floor of 3%
Term Loan Fee Payable Percentage Year One																												5.00%		5.00%
Term Loan Fee Payable Percentage Year Two																												3.00%		3.00%
Term Loan Fee Payable Percentage Thereafter																												1.00%		1.00%
Term Loan Commitments											568,000																	7,500,000			7,500,000
Proceeds From Term Loan Commitments																											4,500,000		300,000
Class Of Warrant Or Rights Issued To Lender			152,000							546,000
Class Of Warrant Or Rights Issued To Guarantors			304,000
Warrants Exercisable																				500,000	250,000				250,000
Warrants Exercised Upon Default In Payment Of Note On Fourth Anniversary																			133,333		133,333	133,333	266,667	266,667		133,333
Embedded Derivative Expenses								54,000
Embedded Derivative, Gain on Embedded Derivative								54,000	197,000
Deferred Gain Loss On Embedded Derivative									46,000
Reduction In Borrowing Facility																																				3,000,000
Line Of Credit Facility Periodic Payment If Condition Satisfied		125,000																																		5,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																				7,500,000
Line of Credit Facility, Current Borrowing Capacity																																				4,500,000
Line of Credit Facility, Periodic Payment	150,000	150,000
Condition For Credit Facility		$ 500,000